Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”), who is our CEO, and Non-PEO NEOs and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Mark P. Smith[1] ($)	Compensation Actually Paid to Mark P. Smith[1,2,3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Thousands)	Adjusted EBITDAS ($ Millions)⁵
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2026	$4,671,940	$8,918,426	$1,202,345	$1,902,042	$107	$81	$18,481	$75.0
2025	$3,713,833	$(1,264,673)	$1,177,155	$(129,789)	$63	$54	$13,425	$67.6
2024	$3,646,527	$5,891,418	$1,226,372	$1,779,928	$107	$69	$41,363	$101.3
2023	$2,305,721	$694,299	$765,141	$521,907	$73	$71	$36,876	$95.2
2022	$2,821,898	$1,725,797	$836,695	$344,465	$80	$82	$194,494	$300.9

1. Mark P. Smith served as our Chief Executive Officer for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024	2025	2026
Deana L. McPherson	Deana L. McPherson	Deana L. McPherson	Deana L. McPherson	Deana L. McPherson
Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell
Susan J. Cupero	Susan J. Cupero	Susan J. Cupero	Susan J. Cupero	Susan J. Cupero
Robert. J. Cicero				Kyle O. Tengwall

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2026	$4,671,940	$(2,574,305)	$6,820,791	$8,918,426
2025	$3,713,833	$(2,680,052)	$(2,298,454)	$(1,264,673)
2024	$3,646,527	$(2,072,864)	$4,317,755	$5,891,418
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	$1,202,345	$(484,493)	$1,184,190	$1,902,042
2025	$1,177,155	$(654,041)	$(652,903)	$(129,789)
2024	$1,226,372	$(493,533)	$1,047,089	$1,779,928
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2026	$4,425,123	$2,382,763	$—	$12,905	$—	$—	$6,820,791
2025	$1,406,992	$(3,710,269)	$—	$4,823	$—	$—	$(2,298,454)
2024	$3,418,922	$826,869	$—	$71,964	$—	$—	$4,317,755
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	$803,631	$371,408	$—	$9,151	$—	$—	$1,184,190
2025	$256,904	$(761,574)	$41,892	$(16,089)	$(174,036)	$—	$(652,903)
2024	$814,038	$217,659	$—	$15,392	$—	$—	$1,047,089
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)

4. The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Leisure Products Index (the "S&P 1500 Leisure Products Index"), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Form 10-K. The comparison assumes $100 was invested for the period starting April 30, 2021 through the end of the listed year in the Company and in the S&P 1500 Leisure Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5. We determined Adjusted EBITDAS ($ Millions), as calculated on an annual basis pursuant to instructions from the Compensation Committee, to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2026. More information on Adjusted EBITDAS for purposes of executive compensation for fiscal 2026, can be found in the Annual Performance-Based Cash Incentive Compensation section of the Compensation Discussion and Analysis of this Proxy Statement. At the discretion of the Compensation Committee, Adjusted EBITDAS for purposes of executive compensation may differ from Adjusted EBITDAS as reported for other purposes. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Adjusted EBITDAS
Named Executive Officers, Footnote

1. Mark P. Smith served as our Chief Executive Officer for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024	2025	2026
Deana L. McPherson	Deana L. McPherson	Deana L. McPherson	Deana L. McPherson	Deana L. McPherson
Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell	Kevin A. Maxwell
Susan J. Cupero	Susan J. Cupero	Susan J. Cupero	Susan J. Cupero	Susan J. Cupero
Robert. J. Cicero				Kyle O. Tengwall

Peer Group Issuers, Footnote

4. The Peer Group TSR set forth in this table utilizes the S&P Composite 1500 Leisure Products Index (the "S&P 1500 Leisure Products Index"), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the Form 10-K. The comparison assumes $100 was invested for the period starting April 30, 2021 through the end of the listed year in the Company and in the S&P 1500 Leisure Products Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2026	$4,671,940	$(2,574,305)	$6,820,791	$8,918,426
2025	$3,713,833	$(2,680,052)	$(2,298,454)	$(1,264,673)
2024	$3,646,527	$(2,072,864)	$4,317,755	$5,891,418
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	$1,202,345	$(484,493)	$1,184,190	$1,902,042
2025	$1,177,155	$(654,041)	$(652,903)	$(129,789)
2024	$1,226,372	$(493,533)	$1,047,089	$1,779,928
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2026	$4,425,123	$2,382,763	$—	$12,905	$—	$—	$6,820,791
2025	$1,406,992	$(3,710,269)	$—	$4,823	$—	$—	$(2,298,454)
2024	$3,418,922	$826,869	$—	$71,964	$—	$—	$4,317,755
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	$803,631	$371,408	$—	$9,151	$—	$—	$1,184,190
2025	$256,904	$(761,574)	$41,892	$(16,089)	$(174,036)	$—	$(652,903)
2024	$814,038	$217,659	$—	$15,392	$—	$—	$1,047,089
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)

Non-PEO NEO Average Total Compensation Amount	$ 1,202,345	$ 1,177,155	$ 1,226,372	$ 765,141	$ 836,695
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,902,042	(129,789)	1,779,928	521,907	344,465
Adjustment to Non-PEO NEO Compensation Footnote

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the amounts from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mark P. Smith ($)	Exclusion of Stock Awards for Mark P. Smith ($)	Inclusion of Equity Values for Mark P. Smith ($)	Compensation Actually Paid to Mark P. Smith ($)
2026	$4,671,940	$(2,574,305)	$6,820,791	$8,918,426
2025	$3,713,833	$(2,680,052)	$(2,298,454)	$(1,264,673)
2024	$3,646,527	$(2,072,864)	$4,317,755	$5,891,418
2023	$2,305,721	$(1,502,872)	$(108,550)	$694,299
2022	$2,821,898	$(1,371,850)	$275,749	$1,725,797

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2026	$1,202,345	$(484,493)	$1,184,190	$1,902,042
2025	$1,177,155	$(654,041)	$(652,903)	$(129,789)
2024	$1,226,372	$(493,533)	$1,047,089	$1,779,928
2023	$765,141	$(367,134)	$123,900	$521,907
2022	$836,695	$(351,308)	$(140,922)	$344,465

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mark P. Smith ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mark P. Smith ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mark P. Smith ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Mark P. Smith ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mark P. Smith ($)	Total - Inclusion of Equity Values for Mark P. Smith ($)
2026	$4,425,123	$2,382,763	$—	$12,905	$—	$—	$6,820,791
2025	$1,406,992	$(3,710,269)	$—	$4,823	$—	$—	$(2,298,454)
2024	$3,418,922	$826,869	$—	$71,964	$—	$—	$4,317,755
2023	$1,154,226	$(1,258,255)	$—	$(4,521)	$—	$—	$(108,550)
2022	$835,528	$(562,497)	$—	$2,718	$—	$—	$275,749

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2026	$803,631	$371,408	$—	$9,151	$—	$—	$1,184,190
2025	$256,904	$(761,574)	$41,892	$(16,089)	$(174,036)	$—	$(652,903)
2024	$814,038	$217,659	$—	$15,392	$—	$—	$1,047,089
2023	$281,965	$(154,040)	$—	$(4,025)	$—	$—	$123,900
2022	$161,687	$(54,762)	$—	$29,853	$(277,700)	$—	$(140,922)

Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDAS during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the four most recently completed fiscal years to that of the Russell 1500 Leisure Products Index over the same period.
Tabular List, Table

The following table presents the financial performance measures that we consider to have been the most important in linking Compensation Actually Paid to our PEOs and Non-PEO NEOs for fiscal 2026 to our performance. The measures in this table are not ranked.

Adjusted EBITDAS Net Sales TSR

Total Shareholder Return Amount	$ 107	63	107	73	80
Peer Group Total Shareholder Return Amount	81	54	69	71	82
Net Income (Loss)	$ 18,481,000	$ 13,425,000	$ 41,363,000	$ 36,876,000	$ 194,494,000
Company Selected Measure Amount	75,000,000	67,600,000	101,300,000	95,200,000	300,900,000
Additional 402(v) Disclosure

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAS
Non-GAAP Measure Description

5. We determined Adjusted EBITDAS ($ Millions), as calculated on an annual basis pursuant to instructions from the Compensation Committee, to be the most important financial performance measure used to link our performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2026. More information on Adjusted EBITDAS for purposes of executive compensation for fiscal 2026, can be found in the Annual Performance-Based Cash Incentive Compensation section of the Compensation Discussion and Analysis of this Proxy Statement. At the discretion of the Compensation Committee, Adjusted EBITDAS for purposes of executive compensation may differ from Adjusted EBITDAS as reported for other purposes. This performance measure may not have been the most important financial performance measure for prior years, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
Mark P. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,671,940	$ 3,713,833	$ 3,646,527	$ 2,305,721	$ 2,821,898
PEO Actually Paid Compensation Amount	$ 8,918,426	$ (1,264,673)	$ 5,891,418	$ 694,299	$ 1,725,797
PEO Name	Mark P. Smith	Mark P. Smith	Mark P. Smith	Mark P. Smith	Mark P. Smith
PEO | Mark P. Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,574,305)	$ (2,680,052)	$ (2,072,864)	$ (1,502,872)	$ (1,371,850)
PEO | Mark P. Smith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,820,791	(2,298,454)	4,317,755	(108,550)	275,749
PEO | Mark P. Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,425,123	1,406,992	3,418,922	1,154,226	835,528
PEO | Mark P. Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,382,763	(3,710,269)	826,869	(1,258,255)	(562,497)
PEO | Mark P. Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mark P. Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,905	4,823	71,964	(4,521)	2,718
PEO | Mark P. Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mark P. Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,493)	(654,041)	(493,533)	(367,134)	(351,308)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,184,190	(652,903)	1,047,089	123,900	(140,922)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	803,631	256,904	814,038	281,965	161,687
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,408	(761,574)	217,659	(154,040)	(54,762)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	41,892	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,151	(16,089)	15,392	(4,025)	29,853
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(174,036)	0	0	(277,700)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0